Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December31, 2019	December 31, 2018
Long-term debt and other financial liabilities	185,509	198,607
Less: Deferred financing costs	(2,443)	(3,386)
Total	183,066	195,221
Less - current portion	(183,066)	(16,195)
Long-term portion	-	179,026

Maturities of Long-Term Debt
The annual principal payments required to be made after December 31, 2019, without taking into consideration the classification of all long-term debt and other financial liabilities as current as discussed in Note 3, are as follows:

Twelve month periods ending	Amount
December 31, 2020	82,726
December 31, 2021	14,058
December 31, 2022	43,960
December 31, 2023	21,011
Thereafter	23,754
Total	185,509